SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (USD $)	9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 07, 2012 Stock Options [Member] Predecessor [Member]	Sep. 27, 2013 Stock Option Plan 2012 [Member] Stock Options [Member] Successor [Member]	Sep. 27, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Sep. 27, 2013 Stock Option Plan 2012 [Member] Performance Shares [Member] Successor [Member]	Sep. 27, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Sep. 27, 2013 Stock Option Plan 2012 [Member] Time Based [Member] Successor [Member]	Sep. 07, 2012 Stock Option Plan 2012 [Member] Time Based [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	241,489	18,607	2,404	7,343	2,404	11,264
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.84		$ 124.34	$ 122.74	$ 126.43	$ 124.16
Stock price			$ 255.00	$ 255.00	$ 255.00	$ 255.00
Expected volatility			49.20%	49.10%	48.60%	48.60%	43.50%
Expected dividends			0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate			1.70%	1.30%	1.80%	1.30%	0.80%
Expected life (in years)			6 years 2 months 2 days	6 years 2 months 8 days	6 years 6 months 0 days	6 years 6 months 0 days	5 years